Expense Example - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2025 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Gold Fund - Class A
Expense Example:
1 year	668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Gold Fund - Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,831
Fidelity Advisor Gold Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Gold Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750